Borrowings	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Borrowings

11 Borrowings

(a) Secured bank loan

The Company obtained an AUD$14 million bank facility to fund the expansion of the Cootamundra facility. The Company has deployed the AUD$14 million bank facility as follows: (i) AUD$4 million was allocated for equipment finance, (ii) AUD$8 million for working capital to purchase canola seed with maximum trade advance tenor of 120 days with BBSY plus 1.5% margin rate per annum, and (iii) AUD$2 million for interest only loan over three years with interest rate of variable base rate minus a margin of 3.48% per annum for business growth and working capital related to the crushing plant’s expansion.

On February 14, 2024, the Company drawdown on an equipment loan with the Commonwealth Bank of Australia for an aggregate principal amount of AUD$4,000,000 (the “Secured Bank Loan”). The loan has a term of 60 months and a variable interest rate of 7.73%. The Secured Bank loan is payable in twenty (20) quarterly payments of AUD$244,643, which commenced on May 19, 2024. Commonwealth Bank of Australia, as senior lender, has a total of $2 million secured by first mortgages over the Company’s freehold land and buildings. The financial assets pledged as collateral represent a floating charge and cannot be disposed of without the consent of the financier.

The following table summarizes outstanding borrowings as of 30 June 2025, 2024, and 2023:

	2025			2024			2023
	AUD$			AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total	Current	Non-Current	Total

Equipment Finance secured bank loan	3,163,362	-	3,163,362	978,574	2,900,259	3,878,833	-	-	-
Interest only secured bank loan	2,000,000	-	2,000,000	-	2,000,000	2,000,000	396,881	2,078,570	2,475,451
Other loans	89,344	-	89,344	-	151,651	151,651	-	-	-
Trade finance facility	1,219,431		1,219,431	-	-	-	-	-	-
Total secured bank loan	6,472,137	-	6,472,137	978,574	5,051,910	6,030,484	396,881	2,078,570	2,475,451
Unused trade finance facility	-	-	6,780,934	-	-	8,000,000	-	-	8,000,000

The future payments of the equipment finance secured bank loan as of June 30, 2025 were as follows:

Calendar year	AUD$
Remainder of 2025	487,225
2026	974,450
2027	974,450
2028	974,450
2029	263,560
Total payments outstanding	3,674,135

Less: accrued interest	(510,773)
Total equipment finance secured loan outstanding	3,163,362

(b) Convertible Note- Current Liabilities

In connection with the closing of the Business Combination on 31 March 2024, the Company closed the private placement, pursuant to the private offering rules under the Securities Act of 1933, as amended (the “Securities Act”), of the Arena Warrants and Debentures pursuant to the Securities Purchase Agreement dated August 23, 2023 between the Company, AOI, EDOC, certain AOI subsidiaries and Arena Investors, LP (the “PIPE Investors”) and executed the Arena Transaction Documents including the 10% Original Issue Discount Secured Convertible Debenture, the Arena Warrant, the Registration Rights Agreement and related documents.

On February 29, 2024, the Company entered into Amendment No.3 to the Securities Purchase Agreement for the purchase and sale of Debentures and Warrants.

The following table summarizes the outstanding Convertible Note as of June 30, 2025, 2024, and 2023:

	June 30, 2025	June 30, 2024	June 30, 2023
	AUD$	AUD$	AUD$
Principal value of Convertible Note	1,590,100	1,874,574	-
Debt discount(1), net of amortization	(420,410)	(692,621)	-
Convertible Note	$1,169,690	$1,181,953	-

(1)	The debt discount includes the following and is amortized over 18 months:

	June 30, 2025	June 30, 2024
	AUD$	AUD$
10% OID	340,832	340,832
Fair value of Ordinary share Warrants	117,193	117,193
Fair value of Penny Warrants	218,107	218,107
Equity component	140,495	140,495
Total debt discount	816,627	816,627
Less: amortization	(396,217)	(124,006)
Debt discount at year end	$420,410	$692,621